DESCRIPTION OF THE PLAN (Details) - EBP 055 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Maximum annual participant pre-tax contribution rate, as percentage of compensation (percent)	75.00%
Participant automatic deferral rate (percent)	1.00%
Company's match (percent)	50.00%
Eligible compensation contributed by Participant that is matched (percent)	6.00%
Company's match allocation to participant's selected investment allocations (percent)	50.00%
Company's match allocation to AECOM common stock (percent)	50.00%
Participant vesting period in employer contributions	3 years
Forfeited non-vested accounts used to reduce future employer contributions and / or pay administrative expenses of the Plan	$ 1,200,000
EBP, Forfeited Nonvested Account	0	$ 0
Minimum loan amount	1,000
Participant loan limit	$ 50,000
Participant loan limit as a percentage of vested account balance (percent)	50.00%
Loan interest rate, spread on prime rate (percent)	1.00%
Minimum
EBP, Description of Plan [Line Items]
Interest rate on participant loans (percent)	4.25%
Loan repayment period (up to)	5 years
Maximum
EBP, Description of Plan [Line Items]
Interest rate on participant loans (percent)	9.50%
Loan repayment period (up to)	20 years